Borrowings - Schedule of Analysis of Borrowings by Currency (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	£ 35,070	£ 36,950
Borrowings net, derivative instruments adjustment	34,987	36,875
Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(81)	(72)
– forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(2)	(3)
Functional currency
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	28,201	28,830
Borrowings net, derivative instruments adjustment	28,546	29,507
Functional currency | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	909	609
Functional currency | – forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(564)	68
US dollar
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,134	3,754
Borrowings net, derivative instruments adjustment	2,145	2,705
US dollar | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(427)	(148)
US dollar | – forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(562)	(901)
UK sterling
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	0	302
Borrowings net, derivative instruments adjustment	0	302
UK sterling | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	0
UK sterling | – forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	0
Euro
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,460	3,800
Borrowings net, derivative instruments adjustment	3,661	3,702
Euro | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(563)	(533)
Euro | – forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	764	435
Other currencies
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	275	264
Borrowings net, derivative instruments adjustment	635	659
Other currencies | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	0
Other currencies | – forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	£ 360	£ 395